Note 8 – Liability for Equity-Linked Financial Instruments (Details) - Original Valuations, Annual Gain (Loss) and End of Year Valuations - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Total							$ 790,596
Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)						$ (369,642)
Total						(369,642)
Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Total						1,071,847
Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					$ 1,145,292
Total					1,145,292
Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Total					14,946
Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				$ (151,117)
Total				(151,117)
Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Total				166,063
Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			$ (3,116)
Total			(3,116)
Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Total			169,179
Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		$ 157,580
Total		157,580
Value At 2013 [Member]
Class of Warrant or Right [Line Items]
Total		11,599
Gain Loss 2014 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)	$ 11,599
Total	11,599
January 1, 2009 Adoption [Member]
Class of Warrant or Right [Line Items]
Value							479,910
January 1, 2009 Adoption [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)						(390,368)
Total						(390,368)
January 1, 2009 Adoption [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value						870,278
January 1, 2009 Adoption [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					868,772
Total					868,772
January 1, 2009 Adoption [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					1,506
January 1, 2009 Adoption [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(88,290)
Total				(88,290)
January 1, 2009 Adoption [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				89,796
January 1, 2009 Adoption [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			(21,856)
Total			(21,856)
January 1, 2009 Adoption [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value			111,652
January 1, 2009 Adoption [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		100,053
Total		100,053
January 1, 2009 Adoption [Member] | Value At 2013 [Member]
Class of Warrant or Right [Line Items]
Value		11,599
January 1, 2009 Adoption [Member] | Gain Loss 2014 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)	11,599
Total	$ 11,599
Issued in Quarter Ended 6/30/2009 [Member]
Class of Warrant or Right [Line Items]
Value							169,854
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)						20,847
Total						20,847
Issued in Quarter Ended 6/30/2009 [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value						149,007
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					147,403
Total					147,403
Issued in Quarter Ended 6/30/2009 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					1,604
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(4,689)
Total				(4,689)
Issued in Quarter Ended 6/30/2009 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				6,293
Issued in Quarter Ended 6/30/2009 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			6,293
Total			6,293
Warrants Issued in Quarter Ended 9/30/2009 [Member]
Class of Warrant or Right [Line Items]
Value							39,743
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)						(738)
Total						(738)
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value						40,481
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					40,419
Total					40,419
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					62
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(1,562)
Total				(1,562)
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				1,624
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			910
Total			910
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value			714
Warrants Issued in Quarter Ended 9/30/2009 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		714
Total		714
Issued in Quarter Ended 12/31/2009 [Member]
Class of Warrant or Right [Line Items]
Value							12,698
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2009 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)						617
Total						617
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value						12,081
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					12,053
Total					12,053
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					28
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(724)
Total				(724)
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				752
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			415
Total			415
Issued in Quarter Ended 12/31/2009 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value			337
Issued in Quarter Ended 12/31/2009 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		337
Total		337
Issued in 2009 and January 1, 2009 Adoption [Member]
Class of Warrant or Right [Line Items]
Value							702,205
Issued in 2009 and January 1, 2009 Adoption [Member] | Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Value						$ 1,071,847
Issued in Quarter Ended 3/31/2010 [Member]
Class of Warrant or Right [Line Items]
Value							25,553
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					25,014
Total					25,014
Issued in Quarter Ended 3/31/2010 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					539
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(5,570)
Total				(5,570)
Issued in Quarter Ended 3/31/2010 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				6,109
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			3,701
Total			3,701
Issued in Quarter Ended 3/31/2010 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value			2,408
Issued in Quarter Ended 3/31/2010 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		2,408
Total		2,408
Issued in Quarter Ended 6/30/2010 [Member]
Class of Warrant or Right [Line Items]
Value							31,332
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					30,740
Total					30,740
Issued in Quarter Ended 6/30/2010 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					592
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(6,122)
Total				(6,122)
Issued in Quarter Ended 6/30/2010 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				6,714
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			6,083
Total			6,083
Issued in Quarter Ended 6/30/2010 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value			631
Issued in Quarter Ended 6/30/2010 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		631
Total		631
Issued in Quarter Ended 9/30/2010 [Member]
Class of Warrant or Right [Line Items]
Value							$ 31,506
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)					20,891
Total					20,891
Issued in Quarter Ended 9/30/2010 [Member] | Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Value					$ 10,615
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)				(44,160)
Total				(44,160)
Issued in Quarter Ended 9/30/2010 [Member] | Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Value				$ 54,775
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)			1,338
Total			1,338
Issued in Quarter Ended 9/30/2010 [Member] | Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Value			$ 53,437
Issued in Quarter Ended 9/30/2010 [Member] | Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Gain (Loss)		53,437
Total		$ 53,437